FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07851
                                    ---------

                    FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  3/31/08
                           -------



Item 1. Schedule of Investments.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2008

CONTENTS

Franklin Templeton 2015 Retirement Target Fund .....................   3
Franklin Templeton 2025 Retirement Target Fund .....................   4
Franklin Templeton 2035 Retirement Target Fund .....................   5
Franklin Templeton 2045 Retirement Target Fund .....................   6
Franklin Templeton Conservative Target Fund ........................   7
Franklin Templeton Corefolio Allocation Fund .......................   8
Franklin Templeton Founding Funds Allocation Fund ..................   9
Franklin Templeton Growth Target Fund ..............................  10
Franklin Templeton Moderate Target Fund ............................  11
Franklin Templeton Perspectives Allocation Fund ....................  12
Notes to Statements of Investments .................................  13

                      [FRANKLIN TEMPLETON INVESTMENTS LOGO]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN - Templeton - Mutual Series

                                          Quarterly Statements of Investments |1

                      This page intentionally left blank.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND                                         SHARES        VALUE
--------------------------------------------------------------------------------         ---------   -------------
    INVESTMENTS IN UNDERLYING FUNDS (a)
    LONG TERM INVESTMENTS 91.9%
    DOMESTIC EQUITY 44.6%
    Franklin Flex Cap Growth Fund, Advisor Class ...............................            40,585   $   1,739,877
(b) Franklin Growth Opportunities Fund, Advisor Class ..........................            22,777         424,799
    Franklin MicroCap Value Fund, Advisor Class ................................             7,795         252,866
    Franklin Natural Resources Fund, Advisor Class .............................            11,426         497,152
(b) Franklin Small Cap Growth Fund, Advisor Class...............................           158,975       1,398,976
    Mutual Shares Fund, Class Z ................................................            86,890       1,999,332
                                                                                                     -------------
                                                                                                         6,313,002
                                                                                                     -------------

    DOMESTIC FIXED INCOME 17.7%
    Franklin Strategic Mortgage Portfolio.......................................            40,080         370,338
    Franklin Total Return Fund, Advisor Class ..................................            82,868         815,418
    Franklin U.S. Government Securities Fund, Advisor Class ....................           200,540       1,321,556
                                                                                                     -------------
                                                                                                         2,507,312
                                                                                                     -------------

    FOREIGN EQUITY 20.4%
    Franklin Global Real Estate Fund, Advisor Class ............................            28,042         262,750
    Franklin Gold and Precious Metals Fund, Advisor Class ......................            11,579         465,026
    Mutual European Fund, Class Z ..............................................            44,259       1,042,304
    Templeton China World Fund, Advisor Class ..................................            13,674         498,842
    Templeton Foreign Fund, Advisor Class ......................................            55,566         607,337
                                                                                                     -------------
                                                                                                         2,876,259
                                                                                                     -------------

    FOREIGN FIXED INCOME 9.2%

    Templeton Global Bond Fund, Advisor Class ..................................           107,845       1,297,377
                                                                                                     -------------
    TOTAL LONG TERM INVESTMENTS (COST $13,748,055) .............................                        12,993,950
                                                                                                     -------------
    SHORT TERM INVESTMENT (COST $1,122,680) 7.9%
    MONEY MARKET FUND 7.9%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50% .......         1,122,680       1,122,680
                                                                                                     -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $14,870,735) 99.8% .............                        14,116,630
    OTHER ASSETS, LESS LIABILITIES 0.2% ........................................                            35,205
                                                                                                     -------------
    NET ASSETS 100.0% ..........................................................                     $  14,151,835
                                                                                                     =============

-------------------

(a) See Note 4 regarding investments in Underlying Funds.

(b) Non-income producing for the twelve months ended March 31, 2008.

(c) The rate shown is the annualized seven-day yield at period end.

Quarterly Statements of Investments | See Notes to Statements of Investments. |3

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND                            SHARES       VALUE
--------------------------------------------------------------------------   ---------  ------------
    INVESTMENTS IN UNDERLYING FUNDS (a)
    LONG TERM INVESTMENTS 94.7%
    DOMESTIC EQUITY 54.8%
    Franklin Flex Cap Growth Fund, Advisor Class .........................    39,710    $  1,702,387
(b) Franklin Growth Opportunities Fund, Advisor Class ....................    24,035         448,261
    Franklin MicroCap Value Fund, Advisor Class ..........................     7,729         250,720
    Franklin Natural Resources Fund, Advisor Class .......................    11,332         493,054
(b) Franklin Small Cap Growth Fund, Advisor Class ........................   161,226       1,418,785
    Mutual Shares Fund, Class Z ..........................................    87,786       2,019,956
                                                                                        ------------
                                                                                           6,333,163
                                                                                        ------------

    DOMESTIC FIXED INCOME 9.9%
    Franklin Strategic Mortgage Portfolio ................................    20,725         191,508
    Franklin Total Return Fund, Advisor Class ............................    38,118         375,082
    Franklin U.S. Government Securities Fund, Advisor Class ..............    87,563         577,041
                                                                                        ------------
                                                                                           1,143,631
                                                                                        ------------

    FOREIGN EQUITY 24.9%
    Franklin Global Real Estate Fund, Advisor Class ......................    33,839         317,072
    Franklin Gold and Precious Metals Fund, Advisor Class ................    11,351         455,845
    Mutual European Fund, Class Z ........................................    44,842       1,056,026
    Templeton China World Fund, Advisor Class ............................    13,329         486,229
    Templeton Foreign Fund, Advisor Class ................................    51,506         562,957
                                                                                        ------------
                                                                                           2,878,129
                                                                                        ------------

    FOREIGN FIXED INCOME 5.1%

    Templeton Global Bond Fund, Advisor Class ............................    49,360         593,802
                                                                                        ------------
    TOTAL LONG TERM INVESTMENTS (COST $12,010,414) .......................                10,948,725
                                                                                        ------------
    SHORT TERM INVESTMENT (COST $586,214) 5.1%
    MONEY MARKET FUND 5.1%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50%..   586,214         586,214
                                                                                        ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $12,596,628) 99.8% .......                11,534,939
    OTHER ASSETS, LESS LIABILITIES 0.2% ..................................                    20,900
                                                                                        ------------
    NET ASSETS 100.0% ....................................................              $ 11,555,839
                                                                                        ============

-------------------

(a) See Note 4 regarding investments in Underlying Funds.

(b) Non-income producing for the twelve months ended March 31, 2008.

(c) The rate shown is the annualized seven-day yield at period end.

4| See Notes to Statements of Investments. | Quarterly Statements of Investments

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND                                SHARES       VALUE
-------------------------------------------------------------------------------   -------   -----------
    INVESTMENTS IN UNDERLYING FUNDS (a)
    LONG TERM INVESTMENTS 98.3%
    DOMESTIC EQUITY 65.2%
    Franklin Flex Cap Growth Fund, Advisor Class ..............................    27,329   $ 1,171,586
(b) Franklin Growth Opportunities Fund, Advisor Class .........................    15,729       293,350
    Franklin MicroCap Value Fund, Advisor Class ...............................     5,347       173,466
    Franklin Natural Resources Fund, Advisor Class ............................     7,594       330,427
(b) Franklin Small Cap Growth Fund, Advisor Class .............................   107,824       948,846
    Mutual Shares Fund, Class Z ...............................................    61,588     1,417,143
                                                                                            -----------
                                                                                              4,334,818
                                                                                            -----------
    DOMESTIC FIXED INCOME 2.6%
    Franklin Strategic Mortgage Portfolio .....................................     3,177        29,353
    Franklin Total Return Fund, Advisor Class .................................     5,659        55,688
    Franklin U.S. Government Securities Fund, Advisor Class ...................    13,541        89,237
                                                                                            -----------
                                                                                                174,278
                                                                                            -----------
    FOREIGN EQUITY 29.2%
    Franklin Global Real Estate Fund, Advisor Class ...........................    21,274       199,339
    Franklin Gold and Precious Metals Fund, Advisor Class .....................     7,823       314,174
    Mutual European Fund, Class Z .............................................    29,966       705,697
    Templeton China World Fund, Advisor Class .................................     8,947       326,391
    Templeton Foreign Fund, Advisor Class .....................................    35,986       393,325
                                                                                            -----------
                                                                                              1,938,926
                                                                                            -----------
    FOREIGN FIXED INCOME 1.3%
    Templeton Global Bond Fund, Advisor Class .................................     7,205        86,672
                                                                                            -----------
    TOTAL LONG TERM INVESTMENTS (COST $7,223,152) .............................               6,534,694
                                                                                            -----------
    SHORT TERM INVESTMENT (COST $61,929) 0.9%
    MONEY MARKET FUND 0.9%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50% ......    61,929        61,929
                                                                                            -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $7,285,081) 99.2% .............               6,596,623
    OTHER ASSETS, LESS LIABILITIES 0.8% .......................................                  50,980
                                                                                            -----------
    NET ASSETS 100.0% .........................................................             $ 6,647,603
                                                                                            ===========

-------------------

(a) See Note 4 regarding investments in Underlying Funds.

(b) Non-income producing for the twelve months ended March 31, 2008.

(c) The rate shown is the annualized seven-day yield at period end.

Quarterly Statements of Investments | See Notes to Statements of Investments. |5

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND                            SHARES      VALUE
---------------------------------------------------------------------------   ------   -----------
    INVESTMENTS IN UNDERLYING FUNDS (a)
    LONG TERM INVESTMENTS 99.3%
    DOMESTIC EQUITY 68.0%
    Franklin Flex Cap Growth Fund, Advisor Class ..........................   16,091   $   689,807
(b) Franklin Growth Opportunities Fund, Advisor Class .....................   10,075       187,890
    Franklin MicroCap Value Fund, Advisor Class ...........................    3,331       108,060
    Franklin Natural Resources Fund, Advisor Class ........................    4,744       206,410
(b) Franklin Small Cap Growth Fund, Advisor Class .........................   66,645       586,479
    Mutual Shares Fund, Class Z ...........................................   36,099       830,639
                                                                                       -----------
                                                                                         2,609,285
                                                                                       -----------

    FOREIGN EQUITY 31.3%
    Franklin Global Real Estate Fund, Advisor Class .......................   14,562       136,444
    Franklin Gold and Precious Metals Fund, Advisor Class .................    4,843       194,500
    Mutual European Fund, Class Z .........................................   18,536       436,524
    Templeton China World Fund, Advisor Class .............................    5,612       204,733
    Templeton Foreign Fund, Advisor Class .................................   20,755       226,854
                                                                                       -----------
                                                                                         1,199,055
                                                                                       -----------
    TOTAL LONG TERM INVESTMENTS (COST $4,181,020) .........................              3,808,340
                                                                                       -----------
    SHORT TERM INVESTMENT (COST $3,107) 0.1%
    MONEY MARKET FUND 0.1%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50%...    3,107         3,107
                                                                                       -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $4,184,127) 99.4% .........              3,811,447
    OTHER ASSETS, LESS LIABILITIES 0.6% ...................................                 24,821
                                                                                       -----------
    NET ASSETS 100.0% .....................................................            $ 3,836,268
                                                                                       ===========

-------------------

(a) See Note 4 regarding investments in Underlying Funds.

(b) Non-income producing for the twelve months ended March 31, 2008.

(c) The rate shown is the annualized seven-day yield at period end.

6| See Notes to Statements of Investments. | Quarterly Statements of Investments

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                    SHARES         VALUE
------------------------------------------------------------------------------   ----------   -------------
    INVESTMENTS IN UNDERLYING FUNDS (a)
    LONG TERM INVESTMENTS 80.9%
    DOMESTIC EQUITY 27.2%
    Franklin Flex Cap Growth Fund, Advisor Class .............................      747,991   $  32,066,374
(b) Franklin Growth Opportunities Fund, Advisor Class.........................      454,609       8,478,455
    Franklin MicroCap Value Fund, Advisor Class...............................      156,403       5,073,714
    Franklin Natural Resources Fund, Advisor Class ...........................      203,523       8,855,296
(b) Franklin Small Cap Growth Fund, Advisor Class ............................    2,933,633      25,815,968
    Mutual Shares Fund, Class Z ..............................................    1,654,261      38,064,552
                                                                                              -------------
                                                                                                118,354,359
                                                                                              -------------
    DOMESTIC FIXED INCOME 27.3%
    Franklin Strategic Mortgage Portfolio ....................................    1,998,800      18,468,913
    Franklin Total Return Fund, Advisor Class.................................    4,294,453      42,257,414
    Franklin U.S. Government Securities Fund, Advisor Class...................    8,819,811      58,122,556
                                                                                              -------------
                                                                                                118,848,883
                                                                                              -------------
    FOREIGN EQUITY 12.6%
    Franklin Global Real Estate Fund, Advisor Class...........................      682,477       6,394,814
    Franklin Gold and Precious Metals Fund,Advisor Class......................      230,734       9,266,285
    Mutual European Fund, Class Z ............................................      795,832      18,741,846
    Templeton China World Fund, Advisor Class ................................      245,263       8,947,207
    Templeton Foreign Fund, Advisor Class ....................................    1,042,114      11,390,306
                                                                                              -------------
                                                                                                 54,740,458
                                                                                              -------------
    FOREIGN FIXED INCOME 13.8%
    Templeton Global Bond Fund, Advisor Class ................................    5,003,684      60,194,320
                                                                                              -------------
    TOTAL LONG TERM INVESTMENTS (COST $332,399,355)                                             352,138,020
                                                                                              -------------
    SHORT TERM INVESTMENT (COST $84,513,288) 19.4%
    MONEY MARKET FUND 19.4%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50%......   84,513,288      84,513,288
                                                                                              -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $416,912,643) 100.3% .........                  436,651,308
    OTHER ASSETS, LESS LIABILITIES (0.3)% ....................................                   (1,452,202)
                                                                                              -------------
    NET ASSETS 100.0% ........................................................                $ 435,199,106
                                                                                              =============

-------------------

(a) See Note 4 regarding investments in Underlying Funds.

(b) Non-income producing for the twelve months ended March 31, 2008.

(c) The rate shown is the annualized seven-day yield at period end.

Quarterly Statements of Investments | See Notes to Statements of Investments. |7

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                                   SHARES          VALUE
------------------------------------------------------------------------------   ----------    -------------
    INVESTMENTS IN UNDERLYING FUNDS (a)
    LONG TERM INVESTMENTS 100.1%
    DOMESTIC EQUITY 75.0%
    Franklin Capital Growth Fund, Advisor Class ..............................   14,723,466    $ 167,111,341
    Franklin Growth Fund, Advisor Class ......................................    4,112,937      166,286,033
    Mutual Shares Fund, Class Z ..............................................    7,222,892      166,198,747
                                                                                               -------------
                                                                                                 499,596,121
                                                                                               -------------
    FOREIGN EQUITY 25.1%
    Templeton Growth Fund Inc., Advisor Class ................................    7,826,869      166,399,245
                                                                                               -------------
    TOTAL LONG TERM INVESTMENTS (COST $622,481,482)...........................                   665,995,366
                                                                                               -------------
    SHORT TERM INVESTMENT (COST $952,177) 0.1%
    MONEY MARKET FUND 0.1%
(b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50% .....      952,177          952,177
                                                                                               -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $623,433,659) 100.2% .........                   666,947,543
    OTHER ASSETS, LESS LIABILITIES (0.2)% ....................................                    (1,222,077)
                                                                                               -------------
    NET ASSETS 100.0% ........................................................                 $ 665,725,466
                                                                                               =============

-------------------

(a) See Note 4 regarding investments in Underlying Funds.

(b) The rate shown is the annualized seven-day yield at period end.

8| See Notes to Statements of Investments. | Quarterly Statements of Investments

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND               SHARES                 VALUE
--------------------------------------------------------------  -------------         ---------------
    INVESTMENTS IN UNDERLYING FUNDS (a)
    LONG TERM INVESTMENTS 100.1%
    DOMESTIC EQUITY 33.4%
    Mutual Shares Fund, Class Z ..............................    206,198,810         $ 4,744,634,623
                                                                                      ---------------
    DOMESTIC HYBRID 33.3%
    Franklin Income Fund, Advisor Class ......................  1,975,245,959           4,720,837,843
                                                                                      ---------------
    FOREIGN EQUITY 33.4%
    Templeton Growth Fund Inc., Advisor Class ................    222,950,988           4,739,938,010
                                                                                      ---------------

    TOTAL LONG TERM INVESTMENTS (COST $15,345,449,529) .......                         14,205,410,476
                                                                                      ---------------
    SHORT TERM INVESTMENT (COST $9,395,296) 0.1%
    MONEY MARKET FUND 0.1%
(b) Franklin Institutional Fiduciary Trust Money Market
    Portfolio, 2.50% .........................................      9,395,296               9,395,296
                                                                                      ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS
    (COST $15,354,844,825) 100.2% ............................                         14,214,805,772
    OTHER ASSETS, LESS LIABILITIES (0.2)% ....................                            (27,271,017)
                                                                                      ---------------
    NET ASSETS 100.0% ........................................                        $14,187,534,755
                                                                                      ===============

-------------------

(a) See Note 4 regarding investments in Underlying Funds.

(b) The rate shown is the annualized seven-day yield at period end.

Quarterly Statements of Investments | See Notes to Statements of Investments. |9

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON GROWTH TARGET FUND                                        SHARES         VALUE
---------------------------------------------------------------------------     ---------  ---------------
    INVESTMENTS IN UNDERLYING FUNDS (a)
    LONG TERM INVESTMENTS 95.5%
    DOMESTIC EQUITY 53.9%
    Franklin Flex Cap Growth Fund, Advisor Class ..........................     1,875,216  $    80,390,498
(b) Franklin Growth Opportunities Fund, Advisor Class .....................     1,230,966       22,957,525
    Franklin MicroCap Value Fund, Advisor Class ...........................       400,437       12,990,189
    Franklin Natural Resources Fund, Advisor Class ........................       532,071       23,150,409
(b) Franklin Small Cap Growth Fund, Advisor Class .........................     7,594,172       66,828,710
    Mutual Shares Fund, Class Z ...........................................     4,136,169       95,173,239
                                                                                           ---------------
                                                                                               301,490,570
                                                                                           ---------------
    DOMESTIC FIXED INCOME 11.5%
    Franklin Strategic Mortgage Portfolio .................................     1,209,174       11,172,775
    Franklin Total Return Fund, Advisor Class .............................     2,272,208       22,358,528
    Franklin U.S. Government Securities Fund, Advisor Class ...............     4,661,822       30,721,407
                                                                                           ---------------
                                                                                                64,252,710
                                                                                           ---------------
    FOREIGN EQUITY 24.4%
    Franklin Global Real Estate Fund, Advisor Class .......................     1,903,708       17,837,743
    Franklin Gold and Precious Metals Fund, Advisor Class .................       567,732       22,800,098
    Mutual European Fund, Class Z .........................................     2,016,043       47,477,803
    Templeton China World Fund, Advisor Class .............................       606,833       22,137,261
    Templeton Foreign Fund, Advisor Class .................................     2,400,298       26,235,258
                                                                                           ---------------
                                                                                               136,488,163
                                                                                           ---------------
    FOREIGN FIXED INCOME 5.7%
    Templeton Global Bond Fund, Advisor Class .............................     2,657,101       31,964,928
                                                                                           ---------------
    TOTAL LONG TERM INVESTMENTS (COST $494,719,552) .......................                    534,196,371
                                                                                           ---------------
    SHORT TERM INVESTMENT (COST $26,212,100) 4.7%
    MONEY MARKET FUND 4.7%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50% ..    26,212,100       26,212,100
                                                                                           ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $520,931,652) 100.2% ......                    560,408,471
    OTHER ASSETS, LESS LIABILITIES (0.2)% .................................                     (1,092,450)
                                                                                           ---------------
    NET ASSETS 100.0% .....................................................                $   559,316,021
                                                                                           ===============

-------------------

(a) See Note 4 regarding investments in Underlying Funds.

(b) Non-income producing for the twelve months ended March 31, 2008.

(c) The rate shown is the annualized seven-day yield at period end.

10|See Notes to Statements of Investments. | Quarterly Statements of Investments

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON MODERATE TARGET FUND                                      SHARES         VALUE
----------------------------------------------------------------------------    ---------  ---------------
    INVESTMENTS IN UNDERLYING FUNDS (a)
    LONG TERM INVESTMENTS 91.0%
    DOMESTIC EQUITY 37.0%
    Franklin Flex Cap Growth Fund, Advisor Class............................    1,650,767  $    70,768,389
(b) Franklin Growth Opportunities Fund, Advisor Class.......................    1,151,314       21,472,005
    Franklin MicroCap Value Fund, Advisor Class.............................      351,784       11,411,878
    Franklin Natural Resources Fund, Advisor Class..........................      444,526       19,341,329
(b) Franklin Small Cap Growth Fund, Advisor Class...........................    6,527,914       57,445,641
    Mutual Shares Fund, Class Z.............................................    3,612,874       83,132,242
                                                                                           ---------------
                                                                                               263,571,484
                                                                                           ---------------
    DOMESTIC FIXED INCOME 24.4%
    Franklin Strategic Mortgage Portfolio  .................................    3,213,437       29,692,162
    Franklin Total Return Fund, Advisor Class...............................    6,280,373       61,798,869
    Franklin U.S. Government Securities Fund, Advisor Class.................   12,533,210       82,593,855
                                                                                           ---------------
                                                                                               174,084,886
                                                                                           ---------------
    FOREIGN EQUITY 17.3%
    Franklin Global Real Estate Fund, Advisor Class.........................    1,576,353       14,770,429
    Franklin Gold and Precious Metals Fund, Advisor Class...................      529,737       21,274,224
    Mutual European Fund, Class Z...........................................    1,831,613       43,134,477
    Templeton China World Fund, Advisor Class...............................      547,361       19,967,747
    Templeton Foreign Fund, Advisor Class...................................    2,248,666       24,577,924
                                                                                           ---------------
                                                                                               123,724,801
                                                                                           ---------------
    FOREIGN FIXED INCOME 12.3%
    Templeton Global Bond Fund, Advisor Class...............................    7,273,324       87,498,093
                                                                                           ---------------
    TOTAL LONG TERM INVESTMENTS (COST $599,355,041).........................                   648,879,264
                                                                                           ---------------

    SHORT TERM INVESTMENT (COST $66,166,644) 9.3%
    MONEY MARKET FUND 9.3%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50%....   66,166,644       66,166,644
                                                                                           ---------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $665,521,685) 100.3%........                   715,045,908
    OTHER ASSETS, LESS LIABILITIES (0.3)%...................................                    (2,300,936)
                                                                                           ---------------
    NET ASSETS 100.0%.......................................................               $   712,744,972
                                                                                           ===============

-------------------

(a) See Note 4 regarding investments in Underlying Funds.

(b) Non-income producing for the twelve months ended March 31, 2008.

(c) The rate shown is the annualized seven-day yield at period end.

Quarterly Statements of Investments | See Notes to Statements of Investments.|11

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

    FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                                SHARES            VALUE
----------------------------------------------------------------------------   -------------     -------------
    INVESTMENTS IN UNDERLYING FUNDS (a)
    LONG TERM INVESTMENTS 99.6%
    DOMESTIC EQUITY 66.5%
    Franklin Flex Cap Growth Fund, Advisor Class ...........................       2,211,784     $  94,819,187
    Mutual Shares Fund, Class Z ............................................       4,051,467        93,224,265
                                                                                                 -------------
                                                                                                   188,043,452
                                                                                                 -------------
    FOREIGN EQUITY 33.1%
    Templeton Growth Fund Inc., Advisor Class ..............................       4,406,472        93,681,595
                                                                                                 -------------
    TOTAL LONG TERM INVESTMENTS (COST $292,172,651) ........................                       281,725,047
                                                                                                 -------------
    SHORT TERM INVESTMENT (COST $1,056,988) 0.4%
    MONEY MARKET FUND 0.4%

(b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50%....       1,056,988         1,056,988
                                                                                                 -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $293,229,639) 100.0% .......                       282,782,035
    OTHER ASSETS, LESS LIABILITIES (0.0)% (c) ..............................                          (122,270)
                                                                                                 -------------
    NET ASSETS 100.0% ......................................................                     $ 282,659,765
                                                                                                 =============

-------------------

(a) See Note 4 regarding investments in Underlying Funds.

(b) The rate shown is the annualized seven-day yield at period end.

(c) Rounds to less than 0.1% of net assets.

12|See Notes to Statements of Investments. | Quarterly Statements of Investments

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of ten funds (Funds). The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds).

2. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

3. INCOME TAXES

At March 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:


                                                    FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                     2015 RETIREMENT       2025 RETIREMENT      2035 RETIREMENT
                                                        TARGET FUND          TARGET FUND          TARGET FUND
                                                    ------------------   ------------------   ------------------
Cost of investments ............................        $ 14,873,561        $ 12,620,975         $  7,311,037
                                                        ------------        ------------         ------------
Unrealized appreciation ........................        $    102,232        $     81,824         $     34,592
Unrealized depreciation ........................            (859,163)         (1,167,860)            (749,006)
                                                        ------------        ------------         ------------
Net unrealized appreciation (depreciation) .....        $   (756,931)       $ (1,086,036)        $   (714,414)
                                                        ============        ============         ============



                                                    FRANKLIN TEMPLETON    FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                                     2045 RETIREMENT         CONSERVATIVE           COREFOLIO
                                                       TARGET FUND            TARGET FUND        ALLOCATION FUND
                                                    ------------------    ------------------    ------------------
Cost of investments ............................      $   4,197,998         $ 417,273,710         $ 624,947,606
                                                      -------------         -------------         -------------
Unrealized appreciation ........................      $      27,862         $  25,473,979         $  48,924,278
Unrealized depreciation ........................           (414,413)           (6,096,381)           (6,924,341)
                                                      -------------         -------------         -------------
Net unrealized appreciation (depreciation) .....      $    (386,551)        $  19,377,598         $  41,999,937
                                                      =============         =============         =============

                                                     FRANKLIN TEMPLETON     FRANKLIN TEMPLETON     FRANKLIN TEMPLETON
                                                       FOUNDING FUNDS             GROWTH                MODERATE
                                                      ALLOCATION FUND           TARGET FUND           TARGET FUND
                                                     ------------------     ------------------     ------------------
Cost of investments ............................      $ 15,382,784,151       $    521,644,605       $    666,182,927
                                                      ----------------       ----------------       ----------------
Unrealized appreciation ........................      $             --       $     56,958,236       $     60,482,816
Unrealized depreciation ........................        (1,167,978,379)           (18,194,370)           (11,619,835)
                                                      ----------------       ----------------       ----------------
Net unrealized appreciation (depreciation) .....      $ (1,167,978,379)      $     38,763,866       $     48,862,981
                                                      ================       ================       ================

                                         Quarterly Statements of Investments |13

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

3. INCOME TAXES (CONTINUED)

                                                    FRANKLIN TEMPLETON
                                                       PERSPECTIVES
                                                      ALLOCATION FUND
                                                    ------------------
Cost of investments .............................      $ 294,171,837
                                                       =============
Unrealized appreciation .........................      $   7,136,495
Unrealized depreciation .........................        (18,526,297)
                                                       -------------
Net unrealized appreciation (depreciation) ......      $ (11,389,802)
                                                       =============

4. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers (Advisers), the Funds' investment manager, or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At March 31, 2008, the Funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding:

NAME OF ISSUER                                                      % OF SHARES HELD
--------------                                                      ----------------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
Franklin Strategic Mortgage Portfolio                                    8.85%
Franklin Global Real Estate Fund                                         6.01%

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
Franklin Capital Growth Fund                                            12.21%
Franklin Growth Fund                                                     6.26%

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
Mutual Shares Fund                                                      21.07%
Templeton Growth Fund Inc.                                              15.17%
Franklin Income Fund                                                     8.39%

FRANKLIN TEMPLETON GROWTH TARGET FUND
Franklin Global Real Estate Fund                                        16.78%
Franklin Small Cap Growth Fund                                          10.75%
Franklin Growth Opportunities Fund                                       8.29%
Franklin Strategic Mortgage Portfolio                                    5.35%

FRANKLIN TEMPLETON MODERATE TARGET FUND
Franklin Strategic Mortgage Portfolio                                   14.23%
Franklin Global Real Estate Fund                                        13.89%
Franklin Small Cap Growth Fund                                           9.24%
Franklin Growth Opportunities Fund                                       7.75%

14| Quarterly Statements of Investments

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

4. INVESTMENTS IN UNDERLYING FUNDS (CONTINUED)

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation or administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

5. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

      -     Level 1 - quoted prices in active markets for identical securities

      - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

      - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2008, all of the Funds' investments in securities carried at fair value were in Level 1 inputs.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

                                         Quarterly Statements of Investments |15


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  May 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  May 27, 2008







                                Exhibit A


I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON FUND ALLOCATOR SERIES;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

5/27/2008

/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration











I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN TEMPLETON FUND ALLOCATOR SERIES;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

5/27/2008

/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer